Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The LTIP is the only plan under which we grant equity awards. During 2025, we did not grant stock options or stock option-like awards. Further, during 2025, the Compensation Committee did not take material non-public information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	During 2025, we did not grant stock options or stock option-like awards. Further, during 2025, the Compensation Committee did not take material non-public information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Further, during 2025, the Compensation Committee did not take material non-public information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false